Related party transactions - Major Balances with Related Parties (Details) - Related Party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Amounts due from related parties	¥ 210,239	$ 30,064	¥ 346,132
Current liabilities
Total	(474,627)	$ (67,871)	(27,401)
Expenses allocated to Relx Inc.'s operations
Current assets
Amounts due from related parties	24,271		11,671
Current liabilities
Total	(16,214)		(17,000)
Receivables from sales of products and related transactions
Current assets
Amounts due from related parties	185,809		334,431
Purchase from related parties
Current liabilities
Total	(104)		(10)
Dividend payable
Current liabilities
Total	(456,882)		(9,037)
Others
Current assets
Amounts due from related parties	159		30
Current liabilities
Total	¥ (1,427)		¥ (1,354)